Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 03, 2024	Sep. 30, 2024	Jul. 10, 2024	Jun. 30, 2024	Jun. 20, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 20, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 21, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 11, 2022	Jun. 30, 2022	Oct. 04, 2021	Jun. 30, 2021	Nov. 02, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 24, 2017	Jun. 30, 2017	Jun. 21, 2017	Apr. 17, 2017	Jun. 30, 2016	Aug. 19, 2015	Jul. 07, 2015	Jun. 30, 2015
C000116490
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Market Neutral Income Fund
Account Value	$ 13,520										$ 12,528						$ 11,997					$ 11,851		$ 11,732		$ 11,465	$ 10,886	$ 10,673		$ 10,129			$ 9,668			$ 9,429
C000116492
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Market Neutral Income Fund
Account Value	$ 13,508										12,517						11,986					11,923		11,887		11,722	11,208	11,076		10,585			10,175			10,000
C000116493
Account Value [Line Items]
Account Value	2,957,484										2,733,304						2,609,543					2,566,346		2,532,871		2,468,225	2,333,100	2,281,685		2,160,337			2,055,344			2,000,000
C000219860
Account Value [Line Items]
Account Value	11,966										11,067						10,590					10,428		10,305	$ 10,000
C000243210
Account Value [Line Items]
Account Value	14,531			$ 14,031			$ 13,906		$ 13,537		12,535		$ 13,098	$ 11,416		$ 10,419	10,159	$ 10,000
C000255423
Account Value [Line Items]
Account Value	10,518	$ 10,023	$ 9,193	8,679	$ 9,468	$ 9,936	9,514	$ 10,000
C000250755
Account Value [Line Items]
Account Value	10,467			10,355			10,055		10,478		9,929	$ 10,000
C000238316
Account Value [Line Items]
Account Value	17,709			15,921			16,479		16,084		15,221		14,550	13,218		11,999	12,510		$ 11,543	$ 10,684	$ 10,000
C000250754
Account Value [Line Items]
Account Value	11,479			10,422			10,440		10,656		10,006	10,000
C000250756
Account Value [Line Items]
Account Value	$ 11,087			10,790			10,715		10,573	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904										11,222						10,934					11,038		12,304		12,345	11,353	10,525		10,567			10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904										11,222						10,934					11,038		12,304		12,345	11,353	10,525		10,567			10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,380,754										2,244,384						2,186,848					2,207,550		2,460,821		2,469,049	2,270,606	2,104,962		2,113,357			2,120,028			2,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,619										9,068						8,835					8,919		9,942	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 35,936										31,204						25,053					20,948		23,436		16,645	15,483	14,023		12,260			10,399			10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 19,062										16,192						14,517					12,223		14,864		11,231	11,838	11,712		10,962			9,115	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,611										30,922						24,826					20,759		23,224		16,495	15,343	13,896		12,150			10,305		$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,567										29,114						23,646					19,878		23,078		16,008	15,027	13,789		12,013			10,137		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	30,367										26,369						21,170					17,702		19,804		14,066	13,084	11,850		10,360		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	29,173										25,332						20,338					17,005		19,025		13,513	12,569	11,384		9,953	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936										31,204						25,053					20,948		23,436		16,645	15,483	14,023		12,260			10,399			10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	$ 35,016										30,274						24,438					20,474		23,543		16,455	15,310	13,916		12,149			10,293			10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,618			13,157			13,775		13,407		12,638		12,203	11,064		9,881	10,202	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 13,305										11,540				$ 10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,288	9,792	9,204	9,259	9,828	10,003	9,694	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,189										10,548						10,278					10,375		11,565		11,604	10,671	9,893	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,189										10,548						10,278					10,375		11,565		11,604	10,671	9,893	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,652										9,099						8,865					8,949	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,652										9,099						8,865					8,949	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Russell 1000 Index
Account Value [Line Items]
Account Value	$ 27,036										23,375						18,869					15,808		18,178		12,705	11,821	10,745	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 26,215										22,737						18,467					15,524		18,024		12,502	11,736	10,768	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 21,180										18,232						15,273					13,106		15,556		11,170	10,940	10,345	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 21,180										18,232						15,273					13,106		15,556		11,170	10,940	10,345	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,010			16,234			16,959		16,560		15,639		14,997	13,565		12,145	12,556		$ 11,546	$ 10,741	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,493			10,359			10,821		10,567		9,979	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,157			10,057			10,506		10,259	$ 10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 12,200										11,650						11,046					10,648		10,630		10,620	10,448	10,210		10,072			10,021			10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 12,200										11,650						11,046					10,648		10,630		10,620	10,448	10,210		10,072			10,021			10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 2,440,093										2,329,949						2,209,290					2,129,522		2,126,017		2,124,003	2,089,517	2,041,939		2,014,302			2,004,270			2,000,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 11,483										10,964						10,397					10,021		10,005	$ 10,000
CEMP US Large Cap 500 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Large Cap 500 Volatility Weighted Index
Account Value	$ 28,437										25,214						22,222					19,666		21,450		14,998	15,276	14,114		12,399			10,319			10,000
CEMP International 500 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory International 500 Volatility Weighted Index
Account Value	$ 19,390										15,527						14,306					12,616		14,985		11,274	12,125	12,054		11,179			9,399	$ 10,000
Russell 1000 Value
Account Value [Line Items]
Account Value	$ 23,941										21,055						18,624					16,697		17,919		12,471	13,680	12,613		11,813			10,225		10,000
CEMP US Large Cap High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index
Account Value	$ 27,237										24,075						21,372					21,120		19,934		13,431	15,370	14,226		12,857			11,103		10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	$ 19,244										18,235						16,443					15,512		18,528		10,693	12,957	13,819		12,218			9,786		10,000
CEMP US Small Cap High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index
Account Value	$ 23,257										21,602						19,910					19,504		21,506		12,596	14,560	14,623		12,389			10,448		$ 10,000
Nasdaq Victory Dividend Accelerator Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory Dividend Accelerator Index
Account Value	$ 24,519										22,221						20,732					18,169		18,952		13,954	13,604	11,521		10,310		$ 10,000
Nasdaq Victory US Multi-Factor Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Multi-Factor Minimum Volatility Index
Account Value	$ 23,598										21,432						18,844					16,586		16,864		13,287	13,008	11,322		9,947	$ 10,000
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value	$ 23,737										21,047						19,733					19,659		21,443		15,394	14,265	14,114		12,399			10,319			10,000
Russell 1000 Value
Account Value [Line Items]
Account Value	$ 24,084										21,181						18,735					16,797		18,026		12,546	13,762	12,688		11,883			10,286			10,000
CEMP US Large Cap High Div 100 Long/Cash Volatility Weighted
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index
Account Value	$ 26,005										22,986						21,575					23,755		22,421		15,683	14,825	14,537		$ 13,138			$ 11,346			$ 10,000
Victory U.S. Large Cap Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory U.S. Large Cap Free Cash Flow Index
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 13,089			12,611			12,348		12,597		11,512		$ 11,767	$ 10,796		$ 9,860	10,182	$ 10,000
Victory US Small Cap Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory U.S. Small Cap Free Cash Flow Index
Account Value	$ 10,808										10,533				10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	$ 10,653										10,095				$ 10,000
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 10,546	9,914	9,108	8,950	9,773	10,137	9,941	10,000
Victory Free Cash Flow Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Free Cash Flow Growth Index
Account Value	$ 10,560	$ 10,042	$ 9,208	8,689	$ 9,475	$ 9,941	9,516	$ 10,000
Victory International Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory International Free Cash Flow Index
MSCI World ex-USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Value Index
Victory International Growth Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory International Growth Free Cash Flow Index
MSCI World ex-USA Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Growth Index
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Account Value	$ 12,164										11,421						10,812					10,664		11,076		10,933	10,480	9,999	10,000
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 9,725										9,097						8,694					8,561	$ 10,000
Bloomberg Barclays U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 10,529			$ 10,402			$ 10,129		$ 10,451		9,943	$ 10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Nasdaq US 500 Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq US 500 Large Cap Index
Account Value	$ 27,731										23,844						19,093					15,934		18,266		12,928	11,870	10,721	10,000
Nasdaq Victory US Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Value Momentum Index
Account Value	$ 19,769										17,022						14,254					13,045		13,991		9,488	10,530	10,346	10,000
Nasdaq US 1300 Small Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq US 1300 Small Mid Cap Index
Account Value	$ 19,042										17,487						15,520					13,272		16,787		10,388	11,073	11,029	10,000
Nasdaq Victory US Small Mid Cap Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory US Small Mid Cap Value Momentum Index
Account Value	$ 19,303										17,402						14,712					13,031		15,333		9,531	10,471	10,873	10,000
Nasdaq DM Ex United States Large Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq DM Ex United States Large Mid Cap Index
Account Value	$ 16,190										13,748						12,395					10,575		12,886		9,580	10,036	9,986	10,000
Nasdaq Victory International Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory International Value Momentum Index
Account Value	$ 15,616										12,047						10,540					9,309		11,060		8,299	9,449	9,809	10,000
Nasdaq Emerging Market Large Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Emerging Market Large Mid Cap Index
Account Value	$ 14,577										12,332						10,747					10,255		13,215		9,668	10,441	9,768	10,000
Nasdaq Victory Emerging Market Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Victory Emerging Market Value Momentum Index
Account Value	$ 14,941										$ 13,236						$ 10,520					$ 9,575		$ 11,623		$ 8,188	$ 9,309	$ 9,480	$ 10,000